Quarterly Report
March 31, 2019
MFS®  Corporate Bond Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.9%
Aerospace – 3.2%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	$630,000	$616,077
L3 Technologies, Inc., 3.85%, 6/15/2023	1,083,000	1,116,126
Lockheed Martin Corp., 3.55%, 1/15/2026	964,000	994,919
Northrop Grumman Corp., 2.55%, 10/15/2022	1,737,000	1,717,813
Northrop Grumman Corp., 2.93%, 1/15/2025	1,488,000	1,467,537
TransDigm, Inc., 6.25%, 3/15/2026 (n)	1,109,000	1,155,023
		$7,067,495
Apparel Manufacturers – 0.7%
Coach, Inc., 4.125%, 7/15/2027	$1,518,000	$1,450,192
Asset-Backed & Securitized – 0.2%
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.096% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)	$137,125	$128,801
Greenwich Capital Commercial Funding Corp., 5.613%, 7/10/2038	95,325	95,865
JPMorgan Chase Commercial Mortgage Securities Corp., 5.785%, 7/15/2042 (n)(q)	200,336	136,758
Lehman Brothers Commercial Conduit Mortgage Trust, 0.622%, 2/18/2030 (i)	26,645	1
		$361,425
Automotive – 2.3%
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)	$255,000	$257,869
General Motors Co., 5.15%, 4/01/2038	606,000	553,801
General Motors Co., 6.25%, 10/02/2043	1,257,000	1,250,787
General Motors Financial Co., Inc., 4.35%, 1/17/2027	472,000	458,737
Lear Corp., 3.8%, 9/15/2027	1,276,000	1,222,640
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	1,426,000	1,384,990
		$5,128,824
Broadcasting – 1.2%
Fox Corp., 4.03%, 1/25/2024 (n)	$283,000	$293,382
Fox Corp., 5.476%, 1/25/2039 (n)	708,000	782,913
Netflix, Inc., 4.875%, 4/15/2028	894,000	885,060
Time Warner, Inc., 5.35%, 12/15/2043	685,000	719,673
		$2,681,028
Brokerage & Asset Managers – 2.2%
Charles Schwab Corp., 3.85%, 5/21/2025	$1,140,000	$1,198,095
E*TRADE Financial Corp., 2.95%, 8/24/2022	858,000	856,049
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	652,000	652,822
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	1,070,000	1,111,232
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	1,080,000	1,084,269
		$4,902,467
Building – 1.8%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$896,000	$830,184
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	850,000	881,327
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	504,000	482,637
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	747,000	719,770
Masco Corp., 4.45%, 4/01/2025	560,000	575,052
Masco Corp., 4.375%, 4/01/2026	476,000	484,095
		$3,973,065
Business Services – 1.8%
Equinix, Inc., 5.75%, 1/01/2025	$969,000	$1,004,732
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	220,000	223,651
Fidelity National Information Services, Inc., 5%, 10/15/2025	216,000	232,729
Fidelity National Information Services, Inc., 3%, 8/15/2026	1,167,000	1,118,044

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – continued
MSCI, Inc., 5.75%, 8/15/2025 (n)	$1,464,000	$1,537,200
		$4,116,356
Cable TV – 3.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$505,000	$563,082
Cox Communications, Inc., 3.5%, 8/15/2027 (n)	803,000	785,660
Cox Communications, Inc., 4.6%, 8/15/2047 (n)	332,000	316,756
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	170,000	174,462
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	353,000	360,607
Sirius XM Radio, Inc., 5%, 8/01/2027 (n)	1,541,000	1,541,925
Time Warner Cable, Inc., 8.25%, 4/01/2019	850,000	850,000
Time Warner Cable, Inc., 5%, 2/01/2020	354,000	359,866
Time Warner Cable, Inc., 4.5%, 9/15/2042	955,000	834,695
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	266,000	346,814
Videotron Ltd., 5%, 7/15/2022	1,555,000	1,603,594
		$7,737,461
Chemicals – 1.2%
LyondellBasell Industries N.V., 6%, 11/15/2021	$1,256,000	$1,343,329
Sasol Chemicals (USA) LLC, 5.875%, 3/27/2024	849,000	900,377
Sherwin-Williams Co., 4.5%, 6/01/2047	500,000	492,052
		$2,735,758
Computer Software – 1.0%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (z)	$1,456,000	$1,477,855
VeriSign, Inc., 4.625%, 5/01/2023	763,000	773,491
		$2,251,346
Computer Software - Systems – 0.3%
Apple, Inc., 4.375%, 5/13/2045	$383,000	$416,919
Apple, Inc., 4.25%, 2/09/2047	319,000	340,284
		$757,203
Conglomerates – 1.0%
Roper Technologies, Inc., 4.2%, 9/15/2028	$681,000	$705,886
United Technologies Corp., 4.125%, 11/16/2028	517,000	537,119
Wabtec Corp., 4.95%, 9/15/2028	890,000	903,223
		$2,146,228
Consumer Products – 1.5%
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)	$1,876,000	$1,812,434
Whirlpool Corp., 4.75%, 2/26/2029	1,482,000	1,520,397
		$3,332,831
Consumer Services – 1.8%
Priceline Group, Inc., 3.65%, 3/15/2025	$283,000	$288,502
Priceline Group, Inc., 3.6%, 6/01/2026	1,761,000	1,789,560
Priceline Group, Inc., 3.55%, 3/15/2028	486,000	483,728
Visa, Inc., 4.15%, 12/14/2035	1,413,000	1,540,019
		$4,101,809
Containers – 0.9%
Ball Corp., 4%, 11/15/2023	$1,009,000	$1,016,568
Ball Corp., 5.25%, 7/01/2025	1,030,000	1,082,787
		$2,099,355

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electrical Equipment – 1.1%
Arrow Electronics, Inc., 3.5%, 4/01/2022	$478,000	$480,836
Arrow Electronics, Inc., 3.875%, 1/12/2028	1,979,000	1,905,152
		$2,385,988
Electronics – 2.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$2,494,000	$2,382,579
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	976,000	896,760
Broadcom, Inc., 4.25%, 4/15/2026 (z)	1,267,000	1,257,624
Tyco Electronics Group S.A., 3.5%, 2/03/2022	252,000	254,663
		$4,791,626
Emerging Market Quasi-Sovereign – 0.6%
Petrobras Global Finance B.V., 6.9%, 3/19/2049	$1,414,000	$1,399,012
Energy - Independent – 0.5%
Diamondback Energy, Inc., 4.75%, 11/01/2024 (n)	$576,000	$588,845
Diamondback Energy, Inc., 5.375%, 5/31/2025	549,000	573,019
		$1,161,864
Energy - Integrated – 0.9%
Eni S.p.A., 4.75%, 9/12/2028 (n)	$761,000	$790,211
Shell International Finance B.V., 3.75%, 9/12/2046	1,300,000	1,302,618
		$2,092,829
Financial Institutions – 1.5%
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020	$227,000	$232,334
AerCap Ireland Capital Ltd., 4.875%, 1/16/2024	434,000	451,289
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027	1,576,000	1,472,439
International Lease Finance Corp., 5.875%, 8/15/2022	1,000,000	1,078,124
		$3,234,186
Food & Beverages – 3.5%
Anheuser-Busch InBev Worldwide, Inc., 4.15%, 1/23/2025	$470,000	$489,770
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	527,000	505,810
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	566,000	621,212
Conagra Brands, Inc., 5.3%, 11/01/2038	401,000	405,911
Conagra Brands, Inc., 5.4%, 11/01/2048	600,000	603,268
Constellation Brands, Inc., 4.25%, 5/01/2023	1,605,000	1,681,457
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	938,000	970,830
Kraft Heinz Foods Co., 5%, 7/15/2035	290,000	285,798
Kraft Heinz Foods Co., 6.5%, 2/09/2040	1,459,000	1,592,209
Tyson Foods, Inc., 4.5%, 6/15/2022	598,000	624,513
		$7,780,778
Gaming & Lodging – 1.8%
GLP Capital LP/GLP Financing II, Inc., 5.75%, 6/01/2028	$1,365,000	$1,465,601
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	319,000	332,908
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026 (n)	474,000	481,959
Marriott International, Inc., 4%, 4/15/2028	1,749,000	1,770,371
		$4,050,839
Health Maintenance Organizations – 0.4%
Halfmoon Parent, Inc., 4.125%, 11/15/2025 (n)	$945,000	$978,059

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – 0.9%
American International Group, Inc., 4.7%, 7/10/2035	$1,010,000	$1,012,629
American International Group, Inc., 4.5%, 7/16/2044	367,000	351,442
Unum Group, 4%, 3/15/2024	637,000	646,031
		$2,010,102
Insurance - Health – 1.4%
Centene Corp., 5.375%, 6/01/2026 (n)	$1,249,000	$1,303,644
UnitedHealth Group, Inc., 4.625%, 7/15/2035	1,690,000	1,894,518
		$3,198,162
Insurance - Property & Casualty – 3.3%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	$828,000	$832,942
Chubb INA Holdings, Inc., 2.3%, 11/03/2020	343,000	341,297
CNA Financial Corp., 5.875%, 8/15/2020	1,570,000	1,632,601
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	951,000	972,956
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	900,000	935,829
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	779,000	794,220
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039	740,000	800,795
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047	471,000	477,353
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	468,000	482,477
		$7,270,470
Machinery & Tools – 0.6%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$515,000	$528,553
CNH Industrial Capital LLC, 3.85%, 11/15/2027	905,000	866,940
		$1,395,493
Major Banks – 12.8%
Bank of America Corp., 3.124% to 1/20/2022, FLR (LIBOR - 3mo. + 1.16%) to 1/20/2023	$1,232,000	$1,235,574
Bank of America Corp., 3.004%, 12/20/2023	739,000	736,057
Bank of America Corp., 4.125%, 1/22/2024	1,917,000	2,008,696
Bank of America Corp., 4.2%, 8/26/2024	1,434,000	1,484,150
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	351,000	343,225
Bank of America Corp., 6.1% to 3/17/2025, FLR (LIBOR - 3mo. + 3.898%) to 12/29/2049	1,420,000	1,502,516
Bank of America Corp., 5.875% to 3/15/2028, FLR (LIBOR - 3mo. + 2.931%) to 12/31/2059	936,000	949,712
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	608,000	610,372
HSBC Holdings PLC, 4.375%, 11/23/2026	941,000	963,897
HSBC Holdings PLC, 6%, 11/22/2065	611,000	605,807
JPMorgan Chase & Co., 4.5%, 1/24/2022	790,000	826,375
JPMorgan Chase & Co., 3.25%, 9/23/2022	2,397,000	2,430,540
JPMorgan Chase & Co., 3.125%, 1/23/2025	688,000	688,510
JPMorgan Chase & Co., 3.54%, 5/01/2028	1,709,000	1,710,170
JPMorgan Chase & Co., 3.964% to 11/15/2047, FLR (LIBOR - 3mo. + 1.38%) to 11/15/2048	1,500,000	1,462,403
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	1,111,000	1,075,747
JPMorgan Chase & Co., 6.75% to 2/01/2024, FLR (LIBOR - 3mo. + 3.78%) to 1/29/2049	1,221,000	1,338,619
Morgan Stanley, 5.5%, 7/28/2021	1,245,000	1,317,357
Morgan Stanley, 4.431% to 1/23/2029, FLR (LIBOR - 3mo. + 1.63%) to 1/23/2030	439,000	462,367
Sumitomo Mitsui Financial Group, Inc., 3.102%, 1/17/2023	1,861,000	1,867,135
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	1,293,000	1,299,172
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	414,000	430,534
Wachovia Corp., 6.605%, 10/01/2025	1,270,000	1,468,258
Wells Fargo & Co., 3.75%, 1/24/2024	1,037,000	1,067,153
Wells Fargo & Co., 4.1%, 6/03/2026	476,000	486,636
		$28,370,982
Medical & Health Technology & Services – 4.9%
Becton, Dickinson and Co., 3.734%, 12/15/2024	$161,000	$163,465
Becton, Dickinson and Co., 4.685%, 12/15/2044	1,083,000	1,117,607
Becton, Dickinson and Co., 4.669%, 6/06/2047	955,000	1,000,156

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
HCA, Inc., 4.75%, 5/01/2023	$910,000	$953,569
HCA, Inc., 5.25%, 6/15/2026	978,000	1,047,896
HCA, Inc., 5.875%, 2/01/2029	472,000	508,556
Laboratory Corp. of America Holdings, 3.25%, 9/01/2024	917,000	907,235
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	900,000	877,179
Life Technologies Corp., 6%, 3/01/2020	2,172,000	2,230,727
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	555,000	535,419
Thermo Fisher Scientific, Inc., 4.1%, 8/15/2047	1,544,000	1,528,276
		$10,870,085
Medical Equipment – 2.8%
Abbott Laboratories, 2.9%, 11/30/2021	$2,291,000	$2,300,585
Abbott Laboratories, 4.75%, 11/30/2036	836,000	935,850
Boston Scientific Corp., 3.75%, 3/01/2026	548,000	558,710
Medtronic, Inc., 3.5%, 3/15/2025	1,061,000	1,094,091
Medtronic, Inc., 4.375%, 3/15/2035	381,000	415,987
Teleflex, Inc., 4.625%, 11/15/2027	125,000	123,985
Zimmer Biomet Holdings, Inc., FLR, 3.375% (LIBOR - 3mo. + 0.75%), 3/19/2021	774,000	771,390
		$6,200,598
Metals & Mining – 1.4%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$863,000	$879,009
Glencore Funding LLC, 4%, 3/27/2027 (n)	1,129,000	1,095,582
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	559,000	533,819
Vale Overseas Ltd., 6.875%, 11/21/2036	469,000	536,536
		$3,044,946
Midstream – 4.2%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$1,375,000	$1,403,521
Dominion Gas Holdings LLC, 2.8%, 11/15/2020	975,000	974,829
Kinder Morgan Energy Partners LP, 6.85%, 2/15/2020	370,000	381,895
MPLX LP, 4.5%, 4/15/2038	744,000	706,691
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	1,467,000	1,590,023
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	133,000	146,167
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	289,000	321,450
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	542,000	574,746
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	1,021,000	1,028,174
Tallgrass Energy LP, 4.75%, 10/01/2023 (n)	1,184,000	1,191,033
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029 (n)	872,000	947,210
		$9,265,739
Mortgage-Backed – 0.0%
Freddie Mac, 3.244%, 8/25/2027	$69,000	$70,739
Natural Gas - Distribution – 2.3%
NiSource Finance Corp., 3.85%, 2/15/2023	$1,106,000	$1,128,448
NiSource Finance Corp., 4.8%, 2/15/2044	761,000	800,630
NiSource, Inc., 5.65%, 2/01/2045	475,000	551,928
Sempra Energy, 3.25%, 6/15/2027	2,779,000	2,658,734
		$5,139,740
Network & Telecom – 0.9%
AT&T, Inc., 4.75%, 5/15/2046	$1,136,000	$1,110,084
AT&T, Inc., 5.15%, 11/15/2046	445,000	456,718
AT&T, Inc., 5.65%, 2/15/2047	452,000	493,851
		$2,060,653

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oils – 2.8%
Marathon Petroleum Corp., 3.4%, 12/15/2020	$1,105,000	$1,114,334
Marathon Petroleum Corp., 4.75%, 9/15/2044	910,000	905,949
Marathon Petroleum Corp., 4.5%, 4/01/2048 (n)	883,000	838,031
Valero Energy Corp., 3.4%, 9/15/2026	1,601,000	1,566,374
Valero Energy Corp., 4.9%, 3/15/2045	1,783,000	1,880,347
		$6,305,035
Other Banks & Diversified Financials – 0.9%
Capital One Financial Corp., 3.75%, 4/24/2024	$796,000	$808,218
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	760,000	764,211
Macquarie Bank Ltd., 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 3.703%) to 12/31/2165 (n)	444,000	409,945
		$1,982,374
Pharmaceuticals – 1.0%
Bayer U.S. Finance LLC, 3.875%, 12/15/2023 (n)	$501,000	$504,793
Elanco Animal Health, Inc., 4.9%, 8/28/2028 (n)	1,624,000	1,724,094
		$2,228,887
Pollution Control – 1.1%
Republic Services, Inc., 5.25%, 11/15/2021	$1,160,000	$1,231,029
Republic Services, Inc., 3.95%, 5/15/2028	1,100,000	1,153,083
		$2,384,112
Precious Metals & Minerals – 0.4%
Teck Resources Ltd., 6%, 8/15/2040	$222,000	$229,368
Teck Resources Ltd., 6.25%, 7/15/2041	667,000	709,962
		$939,330
Railroad & Shipping – 0.4%
Canadian Pacific Railway Co., 7.25%, 5/15/2019	$424,000	$426,230
Canadian Pacific Railway Co., 4.5%, 1/15/2022	400,000	415,002
		$841,232
Retailers – 1.4%
Best Buy Co., Inc., 5.5%, 3/15/2021	$31,000	$32,305
Best Buy Co., Inc., 4.45%, 10/01/2028	973,000	985,440
Dollar Tree, Inc., 4%, 5/15/2025	874,000	883,486
Dollar Tree, Inc., 4.2%, 5/15/2028	368,000	366,699
Home Depot, Inc., 4.875%, 2/15/2044	760,000	872,151
		$3,140,081
Specialty Chemicals – 0.3%
Ecolab, Inc., 4.35%, 12/08/2021	$656,000	$684,552
Telecommunications - Wireless – 3.9%
American Tower Corp., REIT, 3.5%, 1/31/2023	$371,000	$376,092
American Tower Corp., REIT, 3%, 6/15/2023	1,049,000	1,045,425
American Tower Corp., REIT, 4%, 6/01/2025	1,000,000	1,029,381
American Tower Corp., REIT, 3.6%, 1/15/2028	1,133,000	1,116,639
Crown Castle International Corp., 5.25%, 1/15/2023	470,000	504,385
Crown Castle International Corp., 3.15%, 7/15/2023	878,000	877,049
Crown Castle International Corp., 4.45%, 2/15/2026	338,000	352,950
Crown Castle International Corp., 3.7%, 6/15/2026	533,000	531,325
SBA Tower Trust, 2.898%, 10/15/2019 (n)	1,081,000	1,079,754
T-Mobile USA, Inc., 6%, 4/15/2024	1,640,000	1,703,550
		$8,616,550

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.7%
Altria Group, Inc., 4.4%, 2/14/2026	$372,000	$382,356
Altria Group, Inc., 4.8%, 2/14/2029	945,000	974,205
Reynolds American, Inc., 3.25%, 6/12/2020	165,000	165,235
		$1,521,796
Transportation - Services – 0.5%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$272,000	$276,232
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	421,000	540,075
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	201,000	197,650
		$1,013,957
U.S. Treasury Obligations – 5.3%
U.S. Treasury Bonds, 3.5%, 2/15/2039	$8,277,000	$9,378,552
U.S. Treasury Bonds, 3%, 2/15/2048	2,322,600	2,403,075
		$11,781,627
Utilities - Electric Power – 6.6%
Berkshire Hathaway Energy, 4.5%, 2/01/2045	$597,000	$634,607
Duke Energy Corp., 3.75%, 9/01/2046	1,059,000	990,024
Duke Energy Progress LLC, 3.45%, 3/15/2029	582,000	596,225
EDP Finance B.V., 5.25%, 1/14/2021 (n)	728,000	751,207
Emera U.S. Finance LP, 2.7%, 6/15/2021	330,000	327,008
Emera U.S. Finance LP, 3.55%, 6/15/2026	378,000	373,936
Enel Finance International N.V., 2.75%, 4/06/2023 (n)	1,974,000	1,910,905
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	471,000	450,730
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	460,000	438,659
Eversource Energy, 2.9%, 10/01/2024	991,000	983,312
Exelon Corp., 3.497%, 6/01/2022	1,163,000	1,174,841
FirstEnergy Corp., 3.9%, 7/15/2027	707,000	717,297
NextEra Energy Capital Holdings, Inc., 3.15%, 4/01/2024	1,283,000	1,287,636
PPL Capital Funding, Inc., 5%, 3/15/2044	590,000	641,969
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	1,057,000	1,091,215
Public Service Enterprise Group, 2%, 11/15/2021	1,555,000	1,509,733
Southern California Edison Co., 4.875%, 3/01/2049	333,000	352,764
Southern Co., 2.95%, 7/01/2023	440,000	438,077
		$14,670,145
Total Bonds		$217,725,411
Investment Companies (h) – 2.5%
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 2.48% (v)	5,527,657	$5,527,657

Other Assets, Less Liabilities – (0.4)%		(850,698)
Net Assets – 100.0%		$222,402,370
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,527,657 and $217,725,411, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $36,696,525, representing 16.5% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.096% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/06	$137,125	$128,801
Broadcom, Inc., 4.25%, 4/15/2026	3/29/19	1,257,637	1,257,624
Dell International LLC/EMC Corp., 4.9%, 10/01/2026	3/06/19	1,452,272	1,477,855
Total Restricted Securities			$2,864,280
% of Net assets			1.3%
The following abbreviations are used in this report and are defined:
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$11,781,627	$—	$11,781,627
Non-U.S. Sovereign Debt	—	1,399,012	—	1,399,012
U.S. Corporate Bonds	—	175,138,230	—	175,138,230
Residential Mortgage-Backed Securities	—	70,739	—	70,739
Commercial Mortgage-Backed Securities	—	232,624	—	232,624
Asset-Backed Securities (including CDOs)	—	128,801	—	128,801
Foreign Bonds	—	28,974,378	—	28,974,378
Mutual Funds	5,527,657	—	—	5,527,657
Total	$5,527,657	$217,725,411	$—	$223,253,068
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,007,091	26,262,154	(23,741,588)	5,527,657

Supplemental Information (unaudited) – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(497)	$494	$—	$27,027	$5,527,657